INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
INVESTMENT CONTRACTS
INVESTMENT CONTRACTS

4. INVESTMENT CONTRACTS

The investment contracts represent synthetic investment contracts. These contracts meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value.

Synthetic investment contracts – The synthetic investment contracts include wrapper contracts, which are agreements for the wrap issuer, such as a bank or insurance company, to make payments to the Plan in certain circumstances. The wrapper contracts include certain conditions and limitations on the underlying assets owned by the Plan. The wrapper contracts provide a guarantee that the credit rate will not fall below zero percent. Cash flow volatility (for example, timing of benefit payments) as well as asset underperformance can be passed through to the Plan through adjustments to future contract crediting rates. Formulas are provided in each contract that adjust renewal crediting rates to recognize the difference between the fair value and the book value of the underlying assets.

Transacting at contract value – The Plan’s investment contracts provide for benefit responsive withdrawals and investment exchanges at contract value; however, withdrawals or investment changes prompted by an employer-initiated event, such as withdrawals resulting from the sale of a division of the Plan Sponsor, a corporate layoff or early retirement program, change(s) in the investment options of the Plan, or termination or partial termination of the Plan, may be paid at the contract’s market value, which may be less than contract value. The Plan’s ability to receive amounts due in accordance with fully benefit responsive investment contracts is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments. No events are probable of occurring that would limit the ability of the Plan to transact at contract value with the contract issuers, and that also would limit the ability of the Plan to transact at contract value with the participants.